Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Property, Plant and Equipment [Abstract]
Net book value of internal-use software costs	$ 5,261	$ 5,777
Depreciation of capitalized internal-use computer software costs	3,262	3,153	$ 2,876
Depreciation expense	$ 33,448	$ 31,149	$ 28,182